Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000121124_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Real Estate Investment Portfolio
C000121124_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000121124_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,506
C000121124_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,804
C000121124_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,009
C000121124_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,332
C000121124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,583
C000121124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,281
C000121124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,035
C000121124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,273
C000121124_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,694
C000121124_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,905
C000121124_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI US IMI Real Estate 25/50 Linked Index
C000121124_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121124_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,434
C000121124_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,798
C000121124_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,865
C000121124_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,094
C000121124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,303
C000121124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,781
C000121124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,644
C000121124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,786
C000121124_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,095
C000121124_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,954
C000121124_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000121124_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121124_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,604
C000121124_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,489
C000121124_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,566
C000121124_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,308
C000121124_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,251
C000121124_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,219
C000121124_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,980
C000121124_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,292
C000121124_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,076
C000121124_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,742
C000121129_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® International Real Estate Fund
C000121129_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121129_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,974
C000121129_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,944
C000121129_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,719
C000121129_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,971
C000121129_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,711
C000121129_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,121
C000121129_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,541
C000121129_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,617
C000121129_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,194
C000121129_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,074
C000121129_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121129_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121129_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000121129_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,145
C000121129_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,587
C000121129_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,168
C000121129_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,117
C000121129_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,733
C000121129_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,703
C000121129_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,134
C000121129_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,245
C000121129_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,195
C000121129_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121129_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121129_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,801
C000121129_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,584
C000121129_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,284
C000121129_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,102
C000121129_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,799
C000121129_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,567
C000121129_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,880
C000121129_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,700
C000121129_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,016
C000121129_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,950
C000205046_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,977
C000205046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,210
C000205046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,459
C000205046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,239
C000205046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,892
C000205046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,977
C000205046_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,489
C000205046_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,250
C000205046_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000205046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,809
C000205046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,486
C000205046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,237
C000205046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,013
C000205046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,052
C000205046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,454
C000205046_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,490
C000205046_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,377
C000205046_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
C000205046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,930
C000205046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,782
C000205046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,770
C000205046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,966
C000205046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000205046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,307
C000205046_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,179
C000205046_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,168
C000121128_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000121128_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,650
C000121128_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,525
C000121128_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,388
C000121128_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,055
C000121128_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,225
C000121128_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,658
C000121128_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,151
C000121128_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,626
C000121128_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,643
C000121128_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,105
C000121128_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,835
C000121128_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121128_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121128_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000121128_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,145
C000121128_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,587
C000121128_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,168
C000121128_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,117
C000121128_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,733
C000121128_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,703
C000121128_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,134
C000121128_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,245
C000121128_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,195
C000121128_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121128_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121128_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,801
C000121128_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,584
C000121128_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,284
C000121128_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,102
C000121128_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,799
C000121128_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,567
C000121128_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,880
C000121128_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,700
C000121128_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,016
C000121128_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,950
C000121130_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000121130_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121130_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,989
C000121130_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,964
C000121130_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,755
C000121130_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,022
C000121130_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,776
C000121130_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,183
C000121130_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,602
C000121130_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,683
C000121130_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,263
C000121130_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,127
C000121130_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121130_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121130_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000121130_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,145
C000121130_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,587
C000121130_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,168
C000121130_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,117
C000121130_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,733
C000121130_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,703
C000121130_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,134
C000121130_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,245
C000121130_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,195
C000121130_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121130_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121130_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,801
C000121130_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,584
C000121130_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,284
C000121130_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,102
C000121130_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,799
C000121130_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,567
C000121130_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,880
C000121130_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,700
C000121130_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,016
C000121130_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,950
C000121127_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000121127_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121127_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,869
C000121127_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,706
C000121127_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,357
C000121127_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,463
C000121127_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,882
C000121127_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,277
C000121127_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,681
C000121127_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,632
C000121127_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,119
C000121127_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,883
C000121127_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121127_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121127_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000121127_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,145
C000121127_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,587
C000121127_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,168
C000121127_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,117
C000121127_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,733
C000121127_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,703
C000121127_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,134
C000121127_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,245
C000121127_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,195
C000121127_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121127_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121127_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,801
C000121127_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,584
C000121127_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,284
C000121127_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,102
C000121127_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,799
C000121127_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,567
C000121127_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,880
C000121127_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,700
C000121127_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,016
C000121127_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,950
C000121125_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000121125_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,425
C000121125_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,319
C000121125_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,194
C000121125_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,890
C000121125_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,093
C000121125_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,535
C000121125_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,087
C000121125_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,601
C000121125_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,643
C000121125_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,131
C000121125_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,896
C000121125_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121125_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121125_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,334
C000121125_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,145
C000121125_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,587
C000121125_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,168
C000121125_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,117
C000121125_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,733
C000121125_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,703
C000121125_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,134
C000121125_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,245
C000121125_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,195
C000121125_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000121125_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121125_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,801
C000121125_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,584
C000121125_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,284
C000121125_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,102
C000121125_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,799
C000121125_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,567
C000121125_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,880
C000121125_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,700
C000121125_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,016
C000121125_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 24,950
C000270423_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000270423_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 9,425
C000270423_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US IMI Real Estate 25/50 Linked Index
C000270423_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270423_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000270423_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270424_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class M
C000270424_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 9,650
C000270424_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US IMI Real Estate 25/50 Linked Index
C000270424_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270424_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000270424_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270425_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000270425_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270425_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US IMI Real Estate 25/50 Linked Index
C000270425_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270425_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000270425_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270422_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000270422_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270422_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US IMI Real Estate 25/50 Linked Index
C000270422_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270422_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000270422_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270421_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
C000270421_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270421_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US IMI Real Estate 25/50 Linked Index
C000270421_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000270421_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000270421_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,000